Summary of Significant Accounting Policies (Tables) - Globallink Investment Inc [Member]	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of Common Stock Subject to Possible Redemption

As of March 31, 2024 and December 31, 2023, the shares of common stock subject to possible redemption reflected in the unaudited condensed consolidated balance sheets is reconciled in the following table:

	Schedule of Common Stock Subject to Possible Redemption
	Shares	Amount
Common stock subject to possible redemption, December 31, 2022	11,500,000	117,864,419
Less:
Redemptions (paid in April and November 2023)	(8,937,433)	(93,521,369)
Plus:
Remeasurement of carrying value to redemption value	-	3,595,663
Common stock subject to possible redemption, December 31, 2023	2,562,567	27,938,713
Plus:
Remeasurement of carrying value to redemption value	-	455,764
Common stock subject to possible redemption, March 31, 2024	2,562,567	$28,394,477

As of September 30, 2024 and December 31, 2023, the shares of common stock subject to possible redemption reflected in the unaudited condensed consolidated balance sheets is reconciled in the following table:

	Schedule of Common Stock Subject to Possible Redemption
	Shares	Amount
Common stock subject to possible redemption, December 31, 2022	11,500,000	117,864,419
Less:
Redemptions (paid in April and November 2023)	(8,937,433)	(93,521,369)
Plus:
Remeasurement of carrying value to redemption value	-	3,595,663
Common stock subject to possible redemption, December 31, 2023	2,562,567	27,938,713
Plus:
Remeasurement of carrying value to redemption value	-	455,764
Common stock subject to possible redemption, March 31, 2024	2,562,567	$28,394,477
Plus:
Remeasurement of carrying value to redemption value	-	440,824
Common stock subject to possible redemption, June 30, 2024	2,562,567	$28,835,301
Plus:
Remeasurement of carrying value to redemption value	-	388,406
Common stock subject to possible redemption, September 30, 2024	2,562,567	$29,223,707

As of December 31, 2024 and 2023, the shares of common stock subject to possible redemption reflected in the consolidated balance sheets is reconciled in the following table:

	Schedule of Common Stock Subject to Possible Redemption
	Shares	Amount
Common stock subject to possible redemption, December 31, 2022	11,500,000	117,864,419
Less:
Redemptions (paid in April and November 2023)	(8,937,433)	(93,521,369)
Plus:
Remeasurement of carrying value to redemption value	—	3,595,663
Common stock subject to possible redemption, December 31, 2023	2,562,567	27,938,713
Plus:
Remeasurement of carrying value to redemption value	—	1,768,457
Less:
Redemptions	(2,285,056)	(26,890,379)
Common stock subject to possible redemption, December 31, 2024	277,511	$2,816,791

Schedule of Net Loss Basic and Diluted Per Share

The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2024	2023
Net (loss) income	$(375,307)	$682,939
Remeasurement of common stock subject to redemption	(455,764)	(1,343,926)
Net loss including remeasurement of common stock subject to redemption value	$(831,071)	$(660,987)

	For the Three Months Ended March 31,
	2024		2023
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net loss including remeasurement of common stock subject to redemption value	$(354,499)	$(476,572)	$(486,739)	$(174,248)
Remeasurement of common stock subject to redemption	455,764	—	1,343,926	—
Allocation of net income (loss), as adjusted	$101,265	$(476,572)	$857,187	$(174,248)
Denominator:
Basic and diluted weighted average shares outstanding	2,562,567	3,445,000	9,623,140	3,445,000
Basic and diluted net income (loss) per share of common stock	$0.04	$(0.14)	$0.09	$(0.05)

The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):

	For the Three Months Ended September 30,
	2024	2023
Net (loss) income	$(116,747)	$254,297
Remeasurement of common stock subject to redemption	(388,406)	(662,566)
Net loss including remeasurement of common stock subject to redemption value	$(505,153)	$(408,269)

	For the Three Months Ended September 30,
	2024		2023
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss including remeasurement of common stock subject to redemption value	$(215,476)	$(289,677)	$(236,501)	$(171,768)
Remeasurement of common stock subject to redemption	388,406	—	662,566	—
Allocation of net income (loss), as adjusted	$172,930	$(289,677)	$426,065	$(171,768)
Denominator:
Basic and diluted weighted average shares outstanding	2,562,567	3,445,000	4,743,305	3,445,000
Basic and diluted net income (loss) per share of common stock	$0.07	$(0.08)	$0.09	$(0.05)

	For the Nine Months Ended September 30,
	2024	2023
Net (loss) income	$(709,239)	$1,224,868
Remeasurement of common stock subject to redemption	(1,284,994)	(2,888,960)
Net loss including remeasurement of common stock subject to redemption value	$(1,994,233)	$(1,664,092)

	For the Nine Months Ended September 30,
	2024		2023
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss including remeasurement of common stock subject to redemption value	$(850,653)	$(1,143,580)	$(1,078,936)	$(585,156)
Remeasurement of common stock subject to redemption	1,284,994	—	2,888,960	-
Allocation of net income (loss), as adjusted	$434,341	$(1,143,580)	$1,810,024	$(585,156)
Denominator:
Basic and diluted weighted average shares outstanding	2,562,567	3,445,000	6,352,042	3,445,000
Basic and diluted net income (loss) per share of common stock	$0.17	$(0.33)	$0.28	$(0.17)

The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):

	For the Years Ended December 31,
	2024	2023
Net (loss) income	$(978,445)	$1,320,324
Remeasurement of common stock subject to redemption	(1,768,457)	(3,595,663)
Net loss including remeasurement of common stock subject to redemption value	$(2,746,902)	$(2,275,339)

	For the Years Ended December 31,
	2024		2023
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss including remeasurement of common stock subject to redemption value	$(1,134,852)	$(1,612,050)	$(1,423,357)	$(851,982)
Remeasurement of common stock subject to redemption	1,768,457	—	3,595,663	—
Allocation of net income (loss), as adjusted	$633,605	$(1,612,050)	$2,172,306	$(851,982)
Denominator:
Basic and diluted weighted average shares outstanding	2,425,214	3,445,000	5,755,364	3,445,000
Basic and diluted net income (loss) per share of common stock	$0.26	$(0.47)	$0.38	$(0.25)